Initial Public Offering	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering on December 10, 2020, the Company sold 28,750,000 Units, which includes a full exercise by the underwriter of the over-allotment option in the amount of 3,750,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share, subject to adjustment (see Note 9).

NOTE 4. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 28,750,000 Units, which includes a full exercise by the underwriter of the over-allotment option in the amount of 3,750,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share, subject to adjustment (see Note 9).